Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued operations [Abstract]
Schedule of discontinued operations
Year ended December 31 2020 £’000

Revenue	27,194
Expenses	(30,315)

Operating loss	(3,121)

Finance expense	(688)

Loss before tax from discontinued operations	(3,809)

Tax expense	-

Loss for the year from discontinued operations	(3,809)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£(0.01)
Diluted loss per ordinary share from discontinued operations	£(0.01)

Net cash flows from/(used in) discontinued operations:
Operating	23,581
Investing	-
Financing	(34,987)

Net cash (outflow)/inflow	(11,406)